united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23128

Centerstone Investors Trust

(Exact name of registrant as specified in charter)

135 5th Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

Philip Santopadre, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-503-5789

Date of fiscal year end: 3/31

Date of reporting period: 9/30/20

Item 1. Reports to Stockholders.

CENTERSTONE INVESTORS

2020 SEMI-ANNUAL REPORT

September 30, 2020

CENTERSTONE INVESTORS FUND

CLASS I	CLASS A	CLASS C
CENTX	CETAX	CENNX

CENTERSTONE INTERNATIONAL FUND

CLASS I	CLASS A	CLASS C
CINTX	CSIAX	CSINX

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.centerstoneinv.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers, if any, are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Centerstone Funds. This and other important information about the Funds are contained in the prospectus, which can be obtained by calling 877.314.9006. The prospectus should be read carefully before investing.

The Centerstone Funds are distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC. Centerstone Investors, LLC is not affiliated with Northern Lights Distributors, LLC.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

TABLE OF CONTENTS

3	CENTERSTONE’S DISTINCT INVESTMENT APPROACH

4	CENTERSTONE’S OPERATING PRINCIPLES

5	CENTERSTONE’S GUIDELINES TO INTELLIGENT INVESTING

6	SHAREHOLDER LETTER

CENTERSTONE INVESTORS FUND

12	Centerstone Investors Fund Overview

14	Portfolio of Investments

CENTERSTONE INTERNATIONAL FUND

18	Centerstone International Fund Overview

20	Portfolio of Investments

23	STATEMENTS OF ASSETS AND LIABILITIES

25	STATEMENTS OF OPERATIONS

26	STATEMENTS OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

28	Centerstone Investors Fund

30	Centerstone International Fund

32	NOTES TO FINANCIAL STATEMENTS

54	FUNDS’ EXPENSES

56	SUPPLEMENTAL INFORMATION

58	PRIVACY NOTICE

60	TRUSTEES & OFFICERS

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	1

2	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE’S DISTINCT INVESTMENT APPROACH
(Unaudited)

Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not “equity” analysts. Business analysis is a more holistic approach which includes the entirety of a firm’s capital structure and allows us, in our opinion, to more accurately gauge the prospects for impairment in business value.

“Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not ‘equity’ analysts.”

As the name of the firm states, we are investors, which implies a long-term time horizon. Since most peers operate on an annual cycle, they attempt to maximize short-term gains. Being privately owned with an employee ownership culture allows us, in our opinion, to more effectively align our interests with our investors.

We define risk simply as the chance for permanent loss of capital. Our distinct investment approach seeks to minimize losses at a portfolio level by trying to have adequate diversification of risks. We will default to cash and high quality bonds in the absence of qualifying investments. It is our belief that our risk management techniques on a security-level and portfolio-level attempt to address the risk most commonly defined by shareholders: volatility.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	3

CENTERSTONE’S OPERATING PRINCIPLES
(Unaudited)

TIME HORIZON

♦	Long-term investment horizon

♦	Emphasis on long-term earnings power, rather than current earnings

MARGIN OF SAFETY AND INTRINSIC VALUE

♦	Invest in a security after we have determined that the market price is lower than its intrinsic value, the difference being our margin of safety

♦	Margin of safety affords us a cushion to potentially avoid paying more than its intrinsic value

SEEK TO MANAGE RISK THROUGH BOTTOM-UP RESEARCH

♦	In our opinion, it is important to avoid highly leveraged businesses, specifically because they are more exposed to an impairment of value during periods of industry or economic distress

♦	Focus our efforts on understanding the likelihood of a change in the earnings power of a business due to changing competitive dynamics, technological challenges and regulations, among other factors

♦	In most cases, we will avoid shareholder-unfriendly businesses as it relates to management’s capital allocation decisions

GENERAL MARKET RISK WITHIN A BOTTOM-UP APPROACH

♦	In environments with an insufficient margin of safety, fully invested portfolio mandates can become too exposed to the risk of loss by owning potentially overvalued securities, while a more flexible policy may help to reduce that risk by holding a reserve in cash and high quality debt instruments

4	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

(Unaudited)

CENTERSTONE'S GUIDELINES TO INTELLIGENT INVESTING

A long-term time horizon and the avoidance of permanent capital loss are the keys to a successful investment strategy

Business quality, balance sheet quality, and management quality are as important as price in considering the difference between an investment and speculation

The flexibility to hold reserves is an important tool in the event that bottom-up search yields few opportunities

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	5

Abhay Deshpande, CFA CHIEF INVESTMENT OFFICER	DEAR FELLOW CENTERSTONE SHAREHOLDERS,

For the six-month period ended September 30, 2020 the world news has been dominated by COVID-19 and its associated economic impacts. Against this backdrop, Centerstone continued to ply its trade in global value stocks, a fertile ground as global markets largely remained fixated on a narrow universe of momentum stocks. The first cracks in the otherwise impressive rally of the “big 5” (Facebook, Apple, Amazon, Netflix and Google) stocks did emerge, but its future significance remains to be seen. I have my suspicions but I am biased being of the view that common sense should prevail over time. In that universe, the Centerstone Investors Fund (CENTX) and Centerstone International Fund (CINTX) may begin to shine as the world slowly gets back to normalcy and what we believe to be the glaring gaps between price and value among the Funds’ holdings close.

JUST IN CASE

A current concern is the second-order effect of the Federal Reserve’s creative intrusion into the capital markets, in particular the market for low-rated corporate debt. I am a little surprised how closely the Fed is following Ben Bernanke’s prescription for deflation as laid out in his 2002 speech “Deflation: Making Sure ‘It’ Doesn’t Happen Here.” The policy is institutionalized (pun intended) which I did not appreciate until a few months ago. That said, in my opinion, it makes the Fed predictable at least. And the good news is that there are still a few more steps that they have ahead of them. Therefore, I do not think the worst-case scenario, when looking at the mountain of sovereign debt is a landslide, for now. In my opinion, it is still not a bad idea to have some gold just in case.

Gold has a few things in its favor. In no particular order, it is its own asset class. It is no one’s liability, unlike a currency note. It cannot be created and is therefore finite. It is virtually impermeable to erosion which means it lasts forever. Its use as a store of value has been documented for most of the history of mankind and as currency 3,000 years ago. The current version of the dollar

6	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

SHAREHOLDER LETTER
September 30, 2020

is 49 years old. The euro is 20 years old. In my view, if ever there was a hedge against the “final chapter” of the Fed’s fight to stave off deflation in our global fractional reserve dollar-standard banking system, that hedge would be gold—as it always has been. That said, gold also has costs that should not be ignored. It can be stolen, confiscated, taxed and otherwise abused. This means it must be stored and there is a cost associated with that. It also pays no income. Other than as a store of value, it is essentially useless. With that said, on balance, we believe gold’s appeal outweighs its costs and the Centerstone Funds have always held some gold and had some exposure to gold equities. While gold is often dismissed as an inert asset that does not generate cash flow, it has in fact delivered incredible appreciation to investors over that last 20 years, even compared to equities.

CONCENTRATING ON QUALITY AND VALUE

The portfolios of the Funds have evolved over the six-month period. For instance, both Funds became more invested and more concentrated. There are two main perspectives on concentration. My mentor, Jean-Marie Eveillard, used to derisively regard concentration as a “bull market phenomenon,” while the late Marty Whitman would refer derisively to diversification as a “surrogate for knowledge.” As usual, I am somewhere in the middle. After a long bull market, I do prefer to have greater diversification and greater reserves due to the implicitly higher risks in extended markets. But that said, after substantial declines I have always found myself narrowing the portfolios and becoming more fully invested as well. A common phenomenon is the indiscriminate selling that occurs during these market phases, which allows me to tilt the portfolios to the securities that exhibit the greatest combination of quality and value. The extent of the concentration typically depends on the extent of the preceding bear market. In the current case, we have been moving into smaller non-US value stocks for some time now.

The closest parallel to this environment was over 20 years ago during the run-up to the dot-com bust. Then it was a combination of currency devaluations, excessive Asian sovereign debt levels and internet fever which caused mayhem in smaller global equities. Then, as now, it seemed that

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	7

nothing could change the trajectory and that large cap stocks had taken up permanent leadership. Eventually, though, intrinsic value did what it has often done and like a magnet, brought prices back to reason over the following many years. History only goes so far as a predictive tool and there is one exception which is the miserable experience of Japanese stocks, in particular, small caps after the 1989 peak. In that case, the TOPIX Small index fell for 12 years, although granted from extreme valuations. For that reason, I am open to being proven wrong but so far, the signs are encouraging for a reversion of leadership back to smaller global equities, as it was at the turn of the century.

BRIGHTER SKIES ABROAD

Over the past six-months, we have also become more confident in our view that the world is on the mend and that non-US markets are well on their way to recovery. In certain cases, the comparisons between the state of US and non-US economies are stark. For instance, while New York City’s unemployment rate stood at 20% in July, that rate in London was 4%. Judging by stock index returns, though, this difference has been slow to be noticed, with the major US averages greatly outperforming those overseas. This is perhaps due to foreign economies’ greater reliance on more cyclical industries to drive growth, compared to the dominance of technology companies over US indices. While a benefit for US indices in the past decade, the over-reliance on technology stocks can have its drawbacks. In particular, there have been many times over the years when a long-running industrial cycle has elevated earnings growth to a material enough degree to drive sustainable bull markets. Much of the 2000s was that way. Durable earnings momentum drove a long cycle of outperformance for “dull and boring” companies. The setup today is similar in that the industrial cycle, which in hindsight peaked in early 2018, began already showing early signs of recovery by year end 2019. I thought until recently that the recovery had been shelved but there are enough reports from our companies now to suggest that the upcycle has resumed.

We continue to see brighter skies ahead, though probably with some interruption over the next couple of months as the markets work through the elections. I would not be surprised to see continued weakness among

8	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

SHAREHOLDER LETTER
September 30, 2020

some of the market’s popular stocks. I remain encouraged that our Funds are well-positioned for the long-term with such attractively valued companies and with a recent historic technical bear market behind us. There is quite a lot of sunlight ahead of us if we are willing to look past the clouds today. That is what we are doing at Centerstone—as always looking ahead. As bleak as it looks now, I am as excited as ever about the future.

DISCUSSION OF FUND PERFORMANCE

CENTERSTONE INVESTORS FUND

For the six-month period ended September 30, 2020, the Centerstone Investors Fund Class I shares (CENTX) returned 21.19% and Class A shares (CETAX) returned 21.03% compared with 28.91% for the MSCI ACWI Index and 28.82% for the MSCI World Index, respectively. The Fund’s reserves* made up 3.87% of the portfolio as of September 30, 2020.

During the period, the Centerstone Investors Fund’s five largest contributors to performance were Covetrus (United States, US Equity, Health Care), Brenntag (Germany, Foreign Equity, Industrials), O’Reilly Automotive (United States, US Equity, Consumer Discretionary), SPDR Gold (United States, Gold ETF) and Target (United States, US Equity, Consumer Discretionary), collectively adding 7.67% to performance. The five largest detractors were Genting (Malaysia, Foreign Equity, Consumer Discretionary), Sysco (United States, US Equity, Consumer Staples), General Electric (United States, US Equity, Industrials), Lloyds Banking (United Kingdom, Foreign Equity, Financials) and Franco-Nevada (Canada, Foreign Equity, Materials), collectively subtracting 0.91% from performance.

CENTERSTONE INTERNATIONAL FUND

For the six-month period ended September 30, 2020, the Centerstone International Fund Class I shares (CINTX) returned 13.91% and Class A shares (CSIAX) returned 13.78% compared with 23.38% for the MSCI ACWI Ex-US Index and 20.39% for the MSCI EAFE Index, respectively. The Fund’s reserves* made up 2.13% of the portfolio as of September 30, 2020.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	9

During the period, the Centerstone International Fund’s five largest contributors to performance were Brenntag (Germany, Foreign Equity, Industrials), Kerry Logistics (Hong Kong, Foreign Equity, Industrials), Air Liquide (France, Foreign Equity, Materials), Mekonomen (United States, US Equity, Materials) and Schneider Electric (France, Foreign Equity, Industrials), collectively adding 8.68% to performance. The five largest detractors were Genting (Malaysia, Foreign Equity, Consumer Discretionary), Lloyds Banking (United Kingdom, Foreign Equity, Financials), Hysan Development (Hong Kong, Foreign Equity, Real Estate), Fresnillo (Mexico, Foreign Equity, Materials) and Hornbach (Germany, Foreign Equity, Consumer Discretionary), collectively subtracting 0.83% from performance.

We appreciate our partnership and we look forward to writing you again.

Sincerely,

Abhay Deshpande, CFA

CHIEF INVESTMENT OFFICER

*	Reserve positions are cash & cash equivalents, treasury securities and short-term high quality bonds.

The commentary represents the opinion of Centerstone Investors as of September 2020, and is subject to change based on market and other conditions. These opinions are not intended to be a forecast of future events, a guarantee of future results or investment advice. Any statistics contained here have been obtained from sources believed to be reliable, but the accuracy of this information cannot be guaranteed. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the market performance of developed markets, excluding the US & Canada.

All indices provide total returns in US dollars with net dividends reinvested. Investors are not able to invest directly in the indices referenced and unmanaged index returns do not reflect any fees, expenses or sales charges. The referenced indices are shown for general market comparisons.

7248-NLD-10/6/2020

10	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	11

CENTERSTONE INVESTORS FUND OVERVIEW (Unaudited)

Seeks to generate long-term growth of capital by investing across the globe	Global investments across industries, market capitalizations and capital structure	Invest in global equities and fixed income, with a bottom-up value approach. Weightings will vary depending on opportunities

						Since
PERFORMANCE	1 Month	3 Month	YTD	1 Year	3 Year	Inception*
Class I (CENTX)	–3.16%	3.69%	–10.72%	–6.57%	–0.71%	2.57%
Class A (CETAX)	–3.18	3.60	–10.84	–6.74	–0.95	2.31
Class A (CETAX) with Sales Charge†	–7.99	–1.61	–15.29	–11.43	–2.64	1.12
Class C (CENNX)	–3.22	3.34	–11.37	–7.52	–1.70	1.65
MSCI ACWI Index	–3.23	8.13	1.37	10.44	7.12	10.31
MSCI World Index	–3.45	7.93	1.70	10.41	7.74	10.48

*	Inception date is May 3, 2016

†	Class A Maximum Sales Charge is 5.00%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006. Investors are not able to invest directly in the indices referenced in the illustration above and unmanaged index returns do not reflect any fees, expenses or sales charges. Definitions for the indices can be found on page 13.

TOP 10 HOLDINGS§	% of Portfolio		% of Portfolio
Gold & Gold-Related (US)	6.36%	ICL Group (ISR)	2.84%
Air Liquide (FRA)	4.50	Vopak (NLD)	2.83
Mohawk Industries (US)	3.81	O’Reilly Automotive (US)	2.83
Kerry Logistics (HKG)	3.50	TC Energy (CAN)	2.57
Brenntag (DEU)	3.22	Grainger (US)	2.10
		TOTAL	34.56%

§	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

12	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CLASS I		CLASS A		CLASS C
CENTX	♦	CETAX	♦	CENNX
(Unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund inception date is May 3, 2016.

Returns for Class A shares include a maximum sales charge of 5.00%.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index is not available for direct investment.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index is not available for direct investment. All indices provide total returns in US dollars with net dividends reinvested.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

All indices provide total returns in US dollars with net dividends reinvested.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	13

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares	Security	Value
COMMON STOCK - 90.22%
CANADA - 4.03%
134,169	TC Energy Corp. (a)	$5,632,569
23,243	Franco-Nevada Corp. (a)	3,244,258
		8,876,827
CHILE - 2.29%
316,306	Cia Cervecerias Unidas SA	4,102,489
102,546,552	Vina San Pedro Tarapaca SA	953,539
		5,056,028
DENMARK - 1.48%
247,714	ISS A/S*	3,260,335

FINLAND - 1.60%
447,726	Wartsila OYJ Abp (a)	3,516,049

FRANCE - 9.77%
62,421	Air Liquide SA	9,894,346
25,320	Schneider Electric SE	3,147,252
42,363	Sodexo SA	3,019,799
36,098	Eiffage SA*	2,946,131
27,995	Ubisoft Entertainment SA*	2,523,137
		21,530,665
GERMANY - 4.97%
111,213	Brenntag AG	7,071,137
98,322	Fraport AG Frankfurt Airport Services Worldwide*(a)	3,871,095
		10,942,232
HONG KONG - 5.23%
4,251,165	Kerry Logistics Network Ltd.	7,702,922
598,845	Hongkong Land Holdings Ltd.	2,221,715
2,652,368	PAX Global Technology Ltd.	1,598,246
		11,522,883
INDONESIA - 1.06%
863,835	Gudang Garam Tbk PT*	2,327,591

IRELAND - 2.07%
99,333	Perrigo Co. PLC	4,560,378

ISRAEL - 2.83%
1,765,400	ICL Group Ltd.	6,238,150

See Accompanying Notes to Financial Statements.

14	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares	Security	Value
COMMON STOCK - 90.22% (continued)
JAPAN - 8.62%
143,051	Nagaileben Co. Ltd.	$4,055,195
100,334	Aica Kogyo Co. Ltd.	3,576,733
17,152	Shimano, Inc.	3,385,722
206,275	Mitsubishi Estate Co. Ltd.	3,124,573
121,905	Sekisui Jushi Corp.	2,562,934
11,896	FANUC Corp.	2,283,028
		18,988,185
MALAYSIA - 1.93%
5,544,000	Genting Bhd.	4,254,570

MEXICO - 0.78%
110,624	Fresnillo PLC	1,708,699

NETHERLANDS - 2.83%
110,733	Koninklijke Vopak NV	6,232,463

SINGAPORE - 1.21%
427,369	Oversea-Chinese Banking Corp. Ltd.	2,657,697

SWEDEN - 4.26%
346,118	Mekonomen AB*	3,590,644
126,014	Loomis AB*	3,447,292
46,093	ICA Gruppen AB	2,341,608
		9,379,544
THAILAND - 2.53%
897,930	Siam City Cement PCL	3,400,114
716,400	Bangkok Bank PCL	2,180,656
		5,580,770
UNITED KINGDOM - 2.85%
35,800	Intertek Group PLC	2,921,161
6,645,162	Lloyds Banking Group PLC*	2,255,915
2,271,825	Firstgroup PLC*	1,109,660
		6,286,736

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	15

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares	Security			Value
COMMON STOCK - 90.22% (continued)
UNITED STATES - 29.88%
85,905	Mohawk Industries, Inc.*			$8,383,469
13,508	O’Reilly Automotive, Inc.*			6,228,269
12,956	WW Grainger, Inc.			4,622,312
69,133	Emerson Electric Co.			4,533,051
28,204	3M Co.			4,517,717
27,330	Target Corp.			4,302,289
17,129	McDonald’s Corp.			3,759,644
24,040	Scotts Miracle-Gro Co.			3,675,956
54,767	Henry Schein, Inc.*			3,219,204
50,433	Brunswick Corp.			2,971,008
35,892	Colgate-Palmolive Co.			2,769,068
108,243	Covetrus, Inc.*			2,641,129
11,462	Microsoft Corp.			2,410,802
41,673	Sonoco Products Co.			2,128,240
22,023	CarMax, Inc.*			2,024,134
15,937	Carlisle Cos., Inc.			1,950,211
26,956	Chevron Corp.			1,940,832
44,150	Dentsply Sirona, Inc.			1,930,679
270,940	PHI, Inc.*(b)(c)(d)			1,794,977
				65,802,991

TOTAL COMMON STOCK (Cost - $205,978,286)				198,722,793

EXCHANGE TRADED FUND - COMMODITY - 6.36%
79,027	SPDR Gold Shares*			13,997,262

TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $9,941,142)

PRIVATE INVESTMENT FUND - 0.90%
4,189,676	Coast Capital Mercury Fund LP*(b)			1,985,906
TOTAL PRIVATE INVESTMENT FUND (Cost - $4,978,307)

Principal	Security	Coupon	Maturity	Value
US GOVERNMENT & AGENCY OBLIGATIONS - 2.26%
US TREASURY NOTES/BONDS - 2.26%
$5,000,000	United States Treasury Bill	0.63%	5/15/2030	4,985,156
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,872,702)

See Accompanying Notes to Financial Statements.

16	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares	Security	Value
SHORT-TERM INVESTMENTS - 4.87%
INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.26%
7,190,700	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (e)(f)	$7,190,700
MONEY MARKET FUND - 1.61%
3,536,350	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.00% (e)	3,536,350
TOTAL SHORT-TERM INVESTMENTS (Cost - $10,727,050)		10,727,050

TOTAL INVESTMENTS IN LONG SECURITIES - 104.61% (Cost - $236,497,487)		$230,418,167
TOTAL SECURITIES SOLD SHORT - (1.57)% (Proceeds - $3,572,404)		(3,466,200)
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.04)%		(6,698,447)

NET ASSETS – 100.00%		$220,253,520

SECURITIES SOLD SHORT - (1.57)%
EXCHANGE TRADED FUND - EQUITY - (1.57)%
15,000	iShares S&P 500 Growth ETF	3,466,200
TOTAL SECURITIES SOLD SHORT (Proceeds - $3,572,404)		3,466,200

LP:	Limited Partnership

PCL:	Public Company Limited

PLC:	Public Limited Company

*	Non-income producing security

(a)	Security, or a portion of the security, is out on loan at September 30, 2020. Total Loaned securities had a value of $14,289,843 at September 30, 2020.

(b)	Security fair valued as of September 30, 2020, in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as September 30, 2020, amounted to $3,780,883, which represents approximately 1.72% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP.

(c)	All or a portion is a restricted security.

(d)	Illiquid security. As of September 30, 2020, represented 0.82% of Total Net Assets.

(e)	Interest rate reflects seven-day effective yield on September 30, 2020.

(f)	The loaned securities were secured with short-term investment cash collateral of $7,190,700 and non-cash collateral of $7,895,946. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	17

CENTERSTONE INTERNATIONAL FUND OVERVIEW (Unaudited)

Seeks to generate long-term growth of capital by investing across international markets, including developed and emerging	Non-US investments across industries, market capitalizations and capital structure	Invest majority of assets in foreign equities with flexibility to invest in fixed income, with a bottom-up value approach

						Since
PERFORMANCE	1 Month	3 Month	YTD	1 Year	3 Year	Inception*
Class I (CINTX)	–3.71%	2.02%	–19.84%	–16.21%	–6.25%	–0.31%
Class A (CSIAX)	–3.61	2.02	–20.00	–16.38	–6.46	–0.51
Class A (CSIAX) with Sales Charge†	–8.47	–3.09	–24.02	–20.55	–8.04	–1.67
Class C (CSINX)	–3.76	1.82	–20.44	–16.99	–7.18	–1.18
MSCI ACWI ex-US Index	–2.46	6.26	–5.44	3.00	1.16	6.20
MSCI EAFE Index	–2.60	4.80	–7.09	0.49	0.62	5.27

*	Inception date is May 3, 2016

†	Class A Maximum Sales Charge is 5.00%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006. Investors are not able to invest directly in the indices referenced in the illustration above and unmanaged index returns do not reflect any fees, expenses or sales charges. Definitions for the indices can be found on page 19.

TOP 10 HOLDINGS§	% of Portfolio		% of Portfolio
Kerry Logistics (HKG)	5.53%	Vopak (NLD)	4.02%
Brenntag (DEU)	5.03	TC Energy (CAN)	3.55
Gold & Gold-Related (US)	4.93	Genting (MYS)	3.33
Air Liquide (FRA)	4.92	Wartsila (FIN)	2.92
ICL Group (ISR)	4.80	CCU (CHL)	2.92
		TOTAL	41.95%

§	Holdings in cash, cash equivalents and short term instruments have been excluded.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

18	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CLASS I		CLASS A		CLASS C
CINTX	♦	CSIAX	♦	CSINX
(Unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund inception date is May 3, 2016.

Returns for Class A shares include a maximum sales charge of 5.00%.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. The index is not available for direct investment.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the market performance of developed markets, excluding the US & Canada. The index is not available for direct investment.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

All indices provide total returns in US dollars with net dividends reinvested.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	19

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares	Security	Value
COMMON STOCK - 90.53%
CANADA - 3.51%
50,774	TC Energy Corp. (a)	$2,131,551
CHILE - 4.20%
135,733	Cia Cervecerias Unidas SA	1,760,457
84,677,397	Vina San Pedro Tarapaca SA	787,381
		2,547,838
DENMARK - 2.31%
106,629	ISS A/S*	1,403,418
FINLAND - 2.90%
224,395	Wartsila OYJ Abp (a)	1,762,202
FRANCE - 13.10%
18,727	Air Liquide SA	2,968,415
18,660	Sodexo SA	1,330,157
16,061	Eiffage SA*	1,310,815
10,277	Schneider Electric SE	1,277,421
11,837	Ubisoft Entertainment SA*	1,066,847
		7,953,655
GERMANY - 7.68%
47,761	Brenntag AG	3,036,737
41,243	Fraport AG Frankfurt Airport Services Worldwide*(a)	1,623,803
		4,660,540
HONG KONG - 8.57%
1,842,638	Kerry Logistics Network Ltd.	3,338,778
313,252	Hongkong Land Holdings Ltd.	1,162,165
1,167,632	PAX Global Technology Ltd.	703,584
		5,204,527
INDONESIA - 1.74%
390,965	Gudang Garam Tbk PT*	1,053,450

IRELAND - 2.83%
37,354	Perrigo Co. PLC	1,714,922

ISRAEL - 4.77%
819,127	ICL Group Ltd.	2,894,436

See Accompanying Notes to Financial Statements.

20	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares	Security	Value
COMMON STOCK - 90.53% (continued)
JAPAN - 12.66%
55,324	Nagaileben Co. Ltd.	$1,568,319
87,058	Mitsubishi Estate Co. Ltd.	1,318,721
34,581	Aica Kogyo Co. Ltd.	1,232,753
58,045	Sekisui Jushi Corp.	1,220,340
6,114	FANUC Corp.	1,173,372
5,938	Shimano, Inc.	1,172,132
		7,685,637
MALAYSIA - 3.29%
2,604,000	Genting Bhd.	1,998,359

MEXICO - 1.38%
54,153	Fresnillo PLC	836,448

NETHERLANDS - 4.00%
43,128	Koninklijke Vopak NV	2,427,403

SINGAPORE - 1.50%
145,901	Oversea-Chinese Banking Corp. Ltd.	907,320

SWEDEN - 6.98%
56,847	Loomis AB*	1,555,130
137,500	Mekonomen AB*	1,426,431
24,674	ICA Gruppen AB	1,253,484
		4,235,045
THAILAND - 4.32%
446,934	Siam City Cement PCL	1,692,366
305,300	Bangkok Bank PCL	929,305
		2,621,671
UNITED KINGDOM - 4.79%
16,200	Intertek Group PLC	1,321,866
2,963,598	Lloyds Banking Group PLC*	1,006,089
1,190,003	Firstgroup PLC*	581,250
		2,909,205

TOTAL COMMON STOCK (Cost - $62,378,595)		54,947,627

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	21

CENTERSTONE INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares	Security	Value
EXCHANGE TRADED FUND - COMMODITY - 4.90%
16,803	SPDR Gold Shares*	$2,976,147
TOTAL EXCHANGE TRADED FUND - COMMODITY (Cost - $2,099,388)

PRIVATE INVESTMENT FUND - 1.75%
2,235,630	Coast Capital Mercury Fund LP*(b)	1,059,689
TOTAL PRIVATE INVESTMENT FUND (Cost - $2,656,621)

SHORT-TERM INVESTMENTS - 7.64%
INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.50%
3,341,709	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (c)(d)	3,341,709
MONEY MARKET FUND - 2.14%
1,296,784	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.00% (c)	1,296,784
TOTAL SHORT-TERM INVESTMENTS (Cost - $4,638,493)		4,638,493

TOTAL INVESTMENTS - 104.82% (Cost - $71,773,097)		$63,621,956
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.82)%		(2,925,756)
NET ASSETS – 100.00%		$60,696,200

LP:	Limited Partnership

PCL:	Public Company Limited

PLC:	Public Limited Company

*	Non-income producing security

(a)	Security, or a portion of the security, is out on loan at September 30, 2020. Total Loaned securities had a value of $5,304,800 at September 30, 2020.

(b)	Security fair valued as of September 30, 2020, in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as September 30, 2020, amounted to $1,059,689, which represents approximately 1.75% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP.

(c)	Interest rate reflects seven-day effective yield on September 30, 2020.

(d)	The loaned securities were secured with short-term investment cash collateral of $3,341,709 and non-cash collateral of $2,273,941. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

See Accompanying Notes to Financial Statements.

22	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2020

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Assets:
Investments in securities, at cost	$236,497,487	$71,773,097
Investments in securities, at value #	$230,418,167	$63,621,956
Foreign currency, at value (Cost $456 and $558, respectively)	499	579
Interest and dividends receivable	388,492	174,938
Foreign tax reclaim receivable	603,519	451,373
Receivable for fund shares sold	158,384	10,191
Prepaid expenses and other assets	27,084	26,786
Total Assets	231,596,145	64,285,823

Liabilities:
Securities sold short (Proceeds $3,572,404 and $0, respectively)	3,466,200	—
Collateral on securities loaned (see Note 2)	7,190,700	3,341,709
Payable for securities purchased	176,216	—
Payable for fund shares redeemed	163,547	125,991
Payable to advisor	144,374	16,204
Payable for shareholder servicing fees	59,025	—
Payable for distribution fees	12,810	3,754
Payable for custody fees	40,321	36,146
Accrued expenses and other liabilities	89,432	65,819
Total Liabilities	11,342,625	3,589,623

Net Assets	$220,253,520	$60,696,200

Net Assets consist of:
Paid in capital (par value $0.001 per share)	$263,073,904	$97,392,845
Accumulated losses	(42,820,384)	(36,696,645)
Net Assets	$220,253,520	$60,696,200

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	23

CENTERSTONE INVESTORS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2020

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Net Asset Value Per Share
Class I Shares:
Net Assets	$190,869,051	$46,584,009
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	18,335,766	5,123,256
Net asset value, offering and redemption price per share*	$10.41	$9.09

Class A Shares:**
Net Assets	$18,897,915	$12,985,290
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,824,305	1,430,512
Net asset value, and redemption price per share*	$10.36	$9.08
Offering price per share (NAV per share plus maximum sales charge of 5%)	$10.91	$9.56

Class C Shares:
Net Assets	$10,486,554	$1,126,901
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,026,845	125,907
Net asset value, offering and redemption price per share*	$10.21	$8.95
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge)^	$10.11	$8.86

#	Includes $14,289,843 and $5,304,800 of securities out on loan, respectively.

*	Each Fund will deduct a 2.00% redemption fee on the redemption amount if you sell your shares less than 30 days after purchase.

**	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.

^	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

See Accompanying Notes to Financial Statements.

24	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS

STATEMENTS OF OPERATIONS (Unaudited)

Six Months ended September 30, 2020

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Investment Income:
Interest income	$25,608	$192
Dividend income	3,020,514	1,003,586
Less: Foreign withholding taxes	(268,393)	(120,883)
Securities lending income	8,749	2,021
Total Investment Income	2,786,478	884,916

Operating Expenses:
Investment advisory fees	1,074,173	315,353
Distribution fees - Class A Shares	25,063	16,025
Distribution fees - Class C Shares	56,909	7,540
Shareholder servicing fees	124,847	57,414
Administration fees	58,006	49,159
Custodian fees	51,748	52,114
Trustees’ fees	48,029	23,646
Legal fees	36,184	20,213
Registration & filing fees	30,082	30,081
Dividends on securities sold short	21,581	—
Chief Compliance Officer fees	20,716	9,741
Others expenses	25,181	20,735
Total Operating Expenses	1,572,519	602,021
Less: Fees waived by the advisor	(157,131)	(193,595)
Net Operating Expenses	1,415,388	408,426
Net Investment Income	1,371,090	476,490

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investments	(19,258,567)	(12,739,707)
Forward foreign currency contracts	334,119	163,582
Securities sold short	(187,648)	4,233
	(19,112,096)	(12,571,892)
Net change in unrealized appreciation (depreciation) from:
Investments	65,007,217	21,771,385
Foreign currency translations	26,290	18,854
Forward foreign currency contracts	(441,728)	(246,978)
Securities sold short	106,204	—
	64,697,983	21,543,261

Net Realized and Unrealized Gain	45,585,887	8,971,369

Net Increase in Net Assets Resulting From Operations	$46,956,977	$9,447,859

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	25

CENTERSTONE INVESTORS

STATEMENTS OF CHANGES IN NET ASSETS

	Centerstone		Centerstone
	Investors Fund		International Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2020	March 31,	2020	March 31,
	(Unaudited)	2020	(Unaudited)	2020
Operations:
Net investment income	$1,371,090	$4,170,405	$476,490	$2,574,476
Net realized loss from investments, forward foreign currency contracts and securities sold short	(19,112,096)	(15,106,752)	(12,571,892)	(14,861,589)
Net change in unrealized appreciation (depreciation) on investments foreign currency translations, forward foreign currency contacts and securities sold short	64,697,983	(71,736,965)	21,543,261	(23,396,275)

Net Increase (Decrease) in Net Assets Resulting From Operations	46,956,977	(82,673,312)	9,447,859	(35,683,388)

Distributions to Shareholders From:
Total Distributions Paid
Class I	—	(7,776,982)	—	(3,472,304)
Class A	—	(662,664)	—	(317,494)
Class C	—	(208,716)	—	(92,960)
Total Distributions to Shareholders	—	(8,648,362)	—	(3,882,758)

See Accompanying Notes to Financial Statements.

26	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS

STATEMENTS OF CHANGES IN NET ASSETS

	Centerstone		Centerstone
	Investors Fund		International Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2020	March 31,	2020	March 31,
	(Unaudited)	2020	(Unaudited)	2020
Fund Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	18,029,468	68,699,705	3,440,417	31,553,309
Class A	824,652	5,709,322	1,017,351	2,759,784
Class C	133,292	3,498,643	—	803,622
Reinvestment of distributions
Class I	—	6,431,054	—	2,996,291
Class A	—	655,008	—	314,069
Class C	—	200,173	—	84,865
Redemption fee proceeds
Class I	71,061	23,714	169	1,045
Class A	7,125	2,134	36	117
Class C	4,017	1,100	5	53
Cost of shares redeemed
Class I	(89,514,715)	(121,372,944)	(30,237,515)	(103,581,330)
Class A	(4,525,183)	(13,684,872)	(1,534,687)	(7,192,839)
Class C	(3,494,604)	(3,992,906)	(784,200)	(7,256,640)

Net Decrease in Net Assets From Share Transactions of Beneficial Interest	(78,464,887)	(53,829,869)	(28,098,424)	(79,517,654)

Total Decrease in Net Assets	(31,507,910)	(145,151,543)	(18,650,565)	(119,083,800)

Net Assets:
Beginning of Period	251,761,430	396,912,973	79,346,765	198,430,565
End of Period	$220,253,520	$251,761,430	$60,696,200	$79,346,765

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	27

CENTERSTONE INVESTORS FUND

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from			Less
		investment operations:			distributions:
	Net asset value, beginning of period	Net invest- ment income (loss)*	Net realized and unreal- ized gain (loss)	Total income (loss) from invest- ment operations	From net invest- ment income	From net realized gains	Total distribu- tions
Class I
Six-Months Ended
September 30, 2020 (Unaudited)	$8.59	0.06	1.76	1.82	—	—	—
Year Ended March 31, 2020	$11.18	0.12	(2.46)	(2.34)	(0.16)	(0.09)	(0.25)
Year Ended March 31, 2019	$11.55	0.14	(0.16)	(0.02)	(0.12)	(0.23)	(0.35)
Year Ended March 31, 2018	$10.64	0.10	0.94	1.04	(0.05)	(0.08)	(0.13)
Period Ended March 31, 2017**	$10.00	0.07	0.63	0.70	(0.05)	(0.01)	(0.06)
Class A
Six-Months Ended
September 30, 2020 (Unaudited)	$8.56	0.05	1.75	1.80	—	—	—
Year Ended March 31, 2020	$11.14	0.09	(2.45)	(2.36)	(0.13)	(0.09)	(0.22)
Year Ended March 31, 2019	$11.51	0.12	(0.16)	(0.04)	(0.10)	(0.23)	(0.33)
Year Ended March 31, 2018	$10.62	0.07	0.94	1.01	(0.04)	(0.08)	(0.12)
Period Ended March 31, 2017**	$10.00	0.04	0.64	0.68	(0.05)	(0.01)	(0.06)
Class C
Six-Months Ended
September 30, 2020 (Unaudited)	$8.47	0.01	1.73	1.74	—	—	—
Year Ended March 31, 2020	$11.03	0.01	(2.43)	(2.42)	(0.05)	(0.09)	(0.14)
Year Ended March 31, 2019	$11.43	0.02	(0.15)	(0.13)	(0.04)	(0.23)	(0.27)
Year Ended March 31, 2018	$10.59	(0.03)	0.96	0.93	(0.01)	(0.08)	(0.09)
Period Ended March 31, 2017**	$10.00	0.01	0.64	0.65	(0.05)	(0.01)	(0.06)

*	The Fund’s inception date is May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

(3)	The ratios include 0.02% for the period ended September 30, 2020 attributed to dividends from securities sold short.

‡	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

28	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

				Ratios/					Ratios of net invest-
				Supplemen-	Ratios of expenses				ment income (loss)
				tal Data:	to average net assets				to average net assets
Paid in	Net			Net
capital	asset			assets,
from	value,			end of	Before		After		Before		After		Portfolio
redemp-	end of	Total		period	fee		fee		fee		fee		turnover
tion fees(1)	period	return‡		(in 000s)	waivers		waivers		waivers		waivers		rate

0.00	$10.41	21.19	% (2)	$190,869	1.25	% (3)^	1.12	% (3)^	1.09	% (3)^	1.22	% (3)^	12.55	% (2)
0.00	$8.59	(21.46)%		$221,360	1.17%		1.10%		1.04%		1.11%		49.72%
0.00	$11.18	(0.02)%		$349,734	1.18%		1.10%		1.20%		1.28%		33.65%
0.00	$11.55	9.82%		$264,705	1.34%		1.10%		0.65%		0.88%		20.55%
0.00	$10.64	7.02	% (2)	$90,803	2.42	% ^	1.10	% ^	(0.57	)% ^	0.75	% ^	33.34	% (2)

0.00	$10.36	21.03	% (2)	$18,898	1.50	% (3)^	1.37	% (3)^	0.84	% (3)^	0.97	% (3)^	12.55	% (2)
0.00	$8.56	(21.63)%		$18,764	1.42%		1.35%		0.75%		0.82%		49.72%
0.00	$11.14	(0.25)%		$31,492	1.43%		1.35%		0.94%		1.02%		33.65%
0.00	$11.51	9.49%		$28,609	1.59%		1.35%		0.41%		0.65%		20.55%
0.00	$10.62	6.77	% (2)	$8,910	2.55	% ^	1.35	%^	(0.77	)% ^	0.44	% ^	33.34	% (2)

0.00	$10.21	20.54	% (2)	$10,487	2.25	% (3)^	2.12	% (3)^	0.10	% (3)^	0.23	% (3)^	12.55	% (2)
0.00	$8.47	(22.24)%		$11,637	2.17%		2.10%		0.03%		0.11%		49.72%
0.00	$11.03	(1.00)%		$15,688	2.18%		2.10%		0.09%		0.18%		33.65%
0.00	$11.43	8.74%		$8,164	2.34%		2.10%		(0.57)%		(0.30)%		20.55%
0.00	$10.59	6.50	% (2)	$621	3.86	% ^	2.10	% ^	(1.68	)% ^	0.08	% ^	33.34	% (2)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	29

CENTERSTONE INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from			Less
		investment operations:			distributions:
	Net asset value, beginning of period	Net invest- ment income (loss)*	Net realized and unreal- ized gain (loss)	Total income (loss) from invest- ment operations	From net invest- ment income	From net realized gains	Total distribu- tions
Class I
Six-Months Ended
September 30, 2020 (Unaudited)	$7.98	0.06	1.05	1.11	—	—	—
Year Ended March 31, 2020	$10.97	0.16	(2.92)	(2.76)	(0.21)	(0.02)	(0.23)
Year Ended March 31, 2019	$11.82	0.16	(0.62)	(0.46)	(0.15)	(0.24)	(0.39)
Year Ended March 31, 2018	$10.75	0.09	1.18	1.27	(0.03)	(0.17)	(0.20)
Period Ended March 31, 2017**	$10.00	0.03	0.79	0.82	(0.06)	(0.01)	(0.07)
Class A
Six-Months Ended
September 30, 2020 (Unaudited)	$7.98	0.05	1.05	1.10	—	—	—
Year Ended March 31, 2020	$10.96	0.15	(2.93)	(2.78)	(0.18)	(0.02)	(0.20)
Year Ended March 31, 2019	$11.81	0.15	(0.64)	(0.49)	(0.12)	(0.24)	(0.36)
Year Ended March 31, 2018	$10.75	0.06	1.18	1.24	(0.01)	(0.17)	(0.18)
Period Ended March 31, 2017**	$10.00	0.06	0.75	0.81	(0.06)	(0.01)	(0.07)
Class C
Six-Months Ended
September 30, 2020 (Unaudited)	$7.90	0.02	1.03	1.05	—	—	—
Year Ended March 31, 2020	$10.85	0.05	(2.88)	(2.83)	(0.10)	(0.02)	(0.12)
Year Ended March 31, 2019	$11.71	0.05	(0.62)	(0.57)	(0.05)	(0.24)	(0.29)
Year Ended March 31, 2018	$10.73	(0.04)	1.19	1.15	—	(0.17)	(0.17)
Period Ended March 31, 2017**	$10.00	0.00	0.79	0.79	(0.05)	(0.01)	(0.06)

*	The Fund’s inception date is May 3, 2016.

**	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Not annualized.

‡	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

^       Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

30	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

					Ratios/					Ratios of net invest-
					Supplemen-	Ratios of expenses				ment income (loss)
					tal Data:	to average net assets				to average net assets
Paid in		Net			Net
capital		asset			assets,
from		value,			end of	Before		After		Before		After		Portfolio
redemp-		end of	Total		period	fee		fee		fee		fee		turnover
tion fees		period	return‡		(in 000s)	waivers		waivers		waivers		waivers		rate

0.00		$9.09	13.91	% (2)	$46,584	1.65	% ^	1.10	% ^	0.87	% ^	1.43	% ^	8.18	% (2)
0.00		$7.98	(25.70)%		$65,732	1.30%		1.10%		1.25%		1.45%		30.37%
0.00		$10.97	(3.78)%		$168,337	1.29%		1.10%		1.22%		1.41%		34.01%
0.00		$11.82	11.90%		$135,303	1.50%		1.10%		0.33%		0.73%		20.86%
0.00		$10.75	8.32	% (2)	$40,395	2.91	% ^	1.10	% ^	(1.46	)% ^	0.35	% ^	19.46	% (2)

0.00	(1)	$9.08	13.78	% (2)	$12,985	1.90	% ^	1.35	% ^	0.64	% ^	1.19	% ^	8.18	% (2)
0.00	(1)	$7.98	(25.84)%		$11,919	1.55%		1.35%		1.15%		1.35%		30.37%
0.00	(1)	$10.96	(4.05)%		$20,619	1.54%		1.35%		1.13%		1.33%		34.01%
0.00	(1)	$11.81	11.53%		$22,772	1.75%		1.35%		0.13%		0.54%		20.86%
0.01		$10.75	8.27	% (2)	$6,510	3.17	% ^	1.35	% ^	(1.18	)% ^	0.65	% ^	19.46	% (2)

0.00	(1)	$8.95	13.29	% (2)	$1,127	2.65	% ^	2.10	% ^	(0.14	)% ^	0.42	% ^	8.18	% (2)
0.00	(1)	$7.90	(26.39)%		$1,696	2.30%		2.10%		0.30%		0.50%		30.37%
0.00	(1)	$10.85	(4.83)%		$9,475	2.29%		2.10%		0.22%		0.41%		34.01%
0.00	(1)	$11.71	10.70%		$5,810	2.50%		2.10%		(0.74)%		(0.34)%		20.86%
0.01		$10.73	8.02	% (2)	$1,208	3.90	% ^	2.10	% ^	(1.78	)% ^	0.02	% ^	19.46	% (2)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	31

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2020

1.	ORGANIZATION

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are each a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust. The Trust is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified series of the Trust. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”), manages the Funds. The Funds’ inception date was May 3, 2016.

All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds investments expose the Funds to various risks, certain of which are discussed below. Please refer to each Fund’s prospectus and statement of additional information for a full listing of risks associated with each Fund’s investments.

32	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

a. Investment Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. If market quotations are not readily available at a Valuation Time, the Board has approved the use of a fair valuation pricing committee (the “Fair Value Committee”), to which it has delegated certain responsibilities. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

Exchange-traded options; futures and options on futures are valued at the settlement price determined by the exchange.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Fair Value Committee in the case of securities for which the Fair Value Committee provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	33

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Fair Value Committee believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Fair Value Committee believes to be reliable.

Securities in which the Funds invest may be traded in markets that close before the Valuation Time. Normally, developments that occur between the close of the foreign markets and the Valuation Time will not be reflected in a Fund’s NAV. However, the Funds may determine that such developments are significant that they will affect the value of a Fund’s securities, and the Fund may adjust the previous local closing prices to reflect fair value for these securities as of the Valuation Time. The Trustees have authorized the use of an independent fair valuation service. If the movement in the S&P 500 Index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model to fair value its foreign securities. The values assigned to a Fund’s foreign securities therefore may differ on occasion from reported market values. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Trustees and the Advisor believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of the Valuation Time.

Fair Valuation Process - If market quotations are not readily available, or if, in the opinion of the Advisor, the prices or values available do not represent fair value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. The Fair Value Committee is composed of (a) the following standing members: (i) the Trust’s Treasurer or Assistant Treasurer, and (ii) a representative of the Administrator, and (b) on an ad hoc basis, a representative of the Advisor. The Fair Value

34	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

Committee, at its discretion, may also include the Trust’s Chief Compliance Officer. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Fair Value Committee may enlist such third party consultants or advisers (such as an accounting firm or Fair Value pricing specialist) as it determines may be desirable, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Advisor, the prices or values available do not represent the fair value of the instrument based upon factors that may include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination of the closing prices reported on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value; (v) stale prices – securities whose prices have been stale for 20 or more consecutive business days; (vi) mutual funds that do not provide timely NAV information; (vii) interests in a commodity pool or a managed futures pool; and (viii) restricted securities, such as private investments or non-traded securities. The Fair Value Committee may determine the fair value of a restricted security using the following factors: (a) the type of security; (b) the cost at date of purchase; (c) the size and nature of the Funds’ holdings; (d) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	35

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

(e) information as to any transactions or offers with respect to the security; (f) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (g) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (h) the level of recent trades of similar or comparable securities; (i) the liquidity characteristics of the security; (j) current market conditions; (k) the market value of any securities into which the security is convertible or exchangeable; (l) the security’s embedded option values; and (m) information about the financial condition of the issuer and it’s prospects.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

36	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the six months ended as of September 30, 2020, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock #	$88,170,254	$108,757,562	$1,794,977	$198,722,793
Exchange Traded Fund - Commodity	13,997,262	—	—	13,997,262
Private Investment Fund	—	1,985,906	—	1,985,906
U.S. Government & Agency Obligations	—	4,985,156	—	4,985,156
Investment Purchased as Securities Lending Collateral	7,190,700	—	—	7,190,700
Money Market Fund	3,536,350	—	—	3,536,350
Total Assets	$112,894,566	$115,728,624	$1,794,977	$230,418,167

Liabilities - Derivatives
Securities Sold Short	$3,466,200	$—	$—	$3,466,200

Centerstone International Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock #	$9,111,606	$45,836,021	$—	$54,947,627
Exchange Traded Fund - Commodity	2,976,147	—	—	2,976,147
Private Investment Fund	—	1,059,689	—	1,059,689
Investment Purchased as Securities Lending Collateral	3,341,709	—	—	3,341,709
Money Market Fund	1,296,784	—	—	1,296,784
Total Assets	$16,726,246	$46,895,710	$—	$63,621,956

*	Refer to the Portfolio of Investments for country classification.

#	As of September 30, 2020, foreign common stocks were mostly classified as level 2 securities due to fair value factor pricing by the Fund’s pricing agent.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	37

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security PHI, Inc.:

Common Stock
Beginning Balance 3/31/20	$1,853,799
Total realized gain (loss)	—
Unrealized Depreciation	(58,822)
Cost of Purchases	—
Proceeds from Sales	—
Amortization	—
Net transfers in/out of level 3	—
Ending Balance 9/30/20	$1,794,977

Quantitative disclosures of unobservable inputs and assumptions used by the Centerstone Investors Fund are below.

Market Value
Investment	Fair	Valuation	Unobservable	Input	impact if input
Type	Value	Methodology	Input Type	Range	increases
Common Stock	$1,794,977	Ch. 11 Bankruptcy	Equity Value	N/A	Increase
		Plan Equity Value With Discount	Discount for lack of marketability	30% - 40%	Decrease

b.	Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

38	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

c.	Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Funds may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

There were no Forward foreign currency contracts outstanding, as of September 30, 2020. For the six months ended September 30, 2020, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $18,982,856 and $10,796,406 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

d.	Options Transactions – The Funds may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	39

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

40	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

e.	Short Sales – The Funds may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, a Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, the Funds will be required to maintain a segregated account with the Funds’ custodian of cash or liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Funds may also sell short “against the box.” Short sales “against the box” are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	41

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

f.	Impact of Derivatives on the Statements of Operations – The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency Contracts	Net Realized gain (loss) from:
Forward Foreign Currency Contracts

Net change in unrealized appreciation (depreciation) on:
Forward Foreign Currency Contracts

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment type	Centerstone Investors Fund	Centerstone International Fund
Forward Foreign Currency Contracts	$334,119	$163,582

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Currency Contracts
Centerstone Investors Fund Forward Foreign Currency Contracts	$(441,728)
Centerstone International Fund Forward Foreign Currency Contracts	$(246,978)

g.	Lending Portfolio Securities – For the purpose of achieving income, ach Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting generally of cash, US Government securities, letters of credit or other collateral as deemed appropriate by the Board of Trustees, in an amount at least equal to the current market value of the loaned securities, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

42	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. Each Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, each Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the Adviser does not recall or does not timely recall the loaned securities, or if the borrower fails to return the recalled securities in advance of the record date for the meeting.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a fund’s loans are concentrated with a single or limited number of borrowers. While there are no limits on the number of borrowers to which each Fund may lend securities, in practice, a Fund may end up lending securities to only one or a small group of borrowers.

Cash collateral may be invested by a Fund in short-term investments including money-market funds. Investment of cash collateral offers the opportunity for a Fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the Fund’s shares in the collateral pool decrease below their initial value.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	43

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of September 30, 2020:

		Gross	Net Amounts		Gross Amounts Not
		Amounts	of Assets		Offset in the Statement
	Gross	Offset in the	Presented in		of Assets & Liabilities
	Amounts of	Statement	the Statement	Financial	Cash	Net
	Recognized	of Assets &	of Assets &	Instruments	Collateral	Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received*	Assets
Centerstone Investor Fund
Description:
Securities Loaned	$14,289,843	$—	$14,289,843	$—	$14,289,843	$—
Total	$14,289,843	$—	$14,289,843	$—	$14,289,843	$—

Centerstone International Fund
Description:
Securities Loaned	$5,304,800	$—	$5,304,800	$—	$5,304,800	$—
Total	$5,304,800	$—	$5,304,800	$—	$5,304,800	$—

*	The amount does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The following table breaks out the holdings received as collateral as of September 30, 2020:

Securities Lending Transactions

Overnight and Continuous
Centerstone Investors Fund
State Street Navigator Securities Lending Government Money Market Portfolio	$7,190,700

Centerstone International Fund
State Street Navigator Securities Lending Government Money Market Portfolio	$3,341,709

The fair value of the securities loaned for the Centerstone Investors Fund and Centerstone International Fund totaled $14,289,843 and $5,304,800 at September 30, 2020, respectively. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $7,190,700 and $3,341,709 for the Centerstone Investors Fund and Centerstone International Fund

44	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

at September 30, 2020, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” At September 30, 2020, Centerstone Investors Fund and Centerstone International Fund received non-cash collateral of $7,895,946 and $2,273,941, respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Funds cannot pledge or resell the collateral.

h.	Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense is recorded on ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded soon after the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments using the effective yield method. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. In general, each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

i.	Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	45

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

j.	Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2018 through 2020, or expected to be taken in the Funds’ March 31, 2021 year-end tax returns. The Funds identify their major tax jurisdiction as US Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

k.	Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on ex-date.

l.	Class Accounting - Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of a Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. A Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund.

46	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

m.	Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

n.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

o.	Market Risk – The value of each Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	47

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of a Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

48	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a.	Management Fees – The Advisor serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annualized rate of 0.90% of each Fund’s respective average daily net assets, accrued daily and paid monthly. For the six months ended September 30, 2020, the Advisor earned advisory fees of $1,074,173 and $315,353 for the Centerstone Investors Fund and Centerstone International Fund, respectively. The Trust’s interested Trustee and other officers are also officers of the Advisor.

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/ or expenses for each Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for a Fund does not exceed 1.35%, 2.10% and 1.10%, of such Fund’s average net assets, for Class A, Class C and Class I shares, respectively, through July 31, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to receive reimbursement from such Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded.

During the six months ended September 30, 2020, the Advisor waived fees totaling $157,131 and $193,595 for the Centerstone Investors Fund and Centerstone International Fund, respectively. As more fully described above, waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or paid.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	49

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

The following amounts are subject to recapture by the Funds until the following dates:

	3/31/2021	3/31/2022	3/31/2023
Centerstone Investors Fund	$467,447	$287,829	$296,599
Centerstone International Fund	430,467	349,834	370,304

b.	Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Funds have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, for Class A and Class C shares. The Plan provides for the monthly payment of a combined shareholder servicing and distribution fee (“Rule 12b-1 Fee”) to the Distributor at an annualized rate of 0.25%and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively. Class I shares do not pay Rule 12b-1 Fees. For the six months ended September 30, 2020, the Funds incurred distribution Fees of $81,972 and $23,565 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended September 30, 2020:

	Underwriting	Amount Retained
Fund	Commissions	by Underwriter
Centerstone Investors Fund
Class A	$21,146	$271
Class C	1,844	511
Centerstone International Fund
Class A	819	69
Class C	163	163

50	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

c.	Administration, Fund Accounting and Transfer Agency Fees

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Funds is also an officer of NLCS, and is not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

d.	Trustees’ Fees – The Board has approved the following Trustee compensation schedule: Each Trustee who is not an interested person of the Trust will receive a quarterly fee of $15,000. Effective May 21, 2020, the Independent Trustees agreed to temporarily waive 25% of their quarterly fee. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	51

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended September 30, 2020 were as follows:

	Purchases	Sale Proceeds
	(excluding	(excluding	Purchases of	Proceeds of
	US Government	US Government	US Government	US Government
Fund	Securities)	Securities)	Securities	Securities
Centerstone Investors Fund	$28,495,965	$102,054,804	$4,868,750	$—
Centerstone International Fund	5,557,896	31,956,048	—	—

5.	SHARES OF BENEFICIAL INTEREST

At September 30, 2020, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the six months ended September 30, 2020:

				Net Increase
		Distributions		(Decrease)
Fund	Issued	Reinvested	Redeemed	in Shares

	Class I Shares
Centerstone Investors Fund	1,848,264	—	(9,273,563)	(7,425,299)
Centerstone International Fund	395,385	—	(3,506,267)	(3,110,882)

	Class A Shares
Centerstone Investors Fund	82,289	—	(449,655)	(367,366)
Centerstone International Fund	111,352	—	(174,523)	(63,171)

	Class C Shares
Centerstone Investors Fund	14,199	—	(360,970)	(346,771)
Centerstone International Fund	—	—	(88,864)	(88,864)

52	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $232,925,083 and $71,773,097 for the Centerstone Investors Fund and Centerstone International Fund, respectively, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
	Appreciation	Depreciation	(Depreciation)
Centerstone Investors Fund	$31,883,414	$(37,856,530)	$(5,973,116)
Centerstone International Fund	6,222,495	(14,373,636)	(8,151,141)

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption occurs. For the six months ended September 30, 2020, the Centerstone Investors Fund and the Centerstone International Fund assessed $82,203 and $210 in redemption fees, respectively.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a Fund creates the presumption of control of the Fund, under Section 2(a)(a) of the 1940 Act. As of September 30, 2020, Charles Schwab & Co. Inc. held in omnibus accounts for the benefit of others approximately 30% and 44% of the outstanding voting securities of the Centerstone Investors Fund and Centerstone International Fund, respectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

On November 20, 2020, the Board of Trustees of Centerstone Investors Trust, on behalf of each of Centerstone Investors Fund and Centerstone International Fund (each a “Fund”), unanimously approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which each Fund will reorganize into a newly created series (each, a “New Fund”) of Northern Lights Fund Trust III (the “Reorganizations”). Centerstone Investors, LLC (the “Adviser”) will continue to serve as the investment adviser to each New Fund following the Reorganizations. The investment objectives, policies and restrictions and principal strategies and risks for each New Fund will be substantially identical to those of the corresponding Fund, and each New Fund will be managed by the same portfolio managers. Each Reorganization is expected to close in the first quarter of 2021, subject to the fulfillment of closing conditions, including the approval of the Plan by the shareholders of each Fund.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	53

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay (1) transactional costs, such as sales load, and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual-Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual-Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

54	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical- Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual(1)		(5% return before expenses)
				Expenses		Expenses
	Fund’s	Beginning	Ending	Paid During	Ending	Paid During
	Annualized	Account	Account	Period*	Account	Period*
	Expense	Value*	Value	4/1/20-	Value	4/1/20-
	Ratio	4/1/20	9/30/20	9/30/20	9/30/20	9/30/20

Class I:
Investors Fund	1.10%	$1,000.00	$1,211.90	$6.10	$1,019.55	$5.57
International Fund	1.10%	$1,000.00	$1,139.10	$5.90	$1,019.55	$5.57

Class A:
Investors Fund	1.35%	$1,000.00	$1,210.30	$7.48	$1,018.30	$6.83
International Fund	1.35%	$1,000.00	$1,137.80	$7.23	$1,018.30	$6.83

Class C:
Investors Fund	2.10%	$1,000.00	$1,205.40	$11.60	$1,014.54	$10.61
International Fund	2.10%	$1,000.00	$1,132.90	$11.23	$1,014.54	$10.61

(1)	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the one-half year period).

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	55

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2020

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended September 30, 2020, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

56	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 877.314.9006 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 877.314.9006.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	57

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

February 2016

FACTS	WHAT DOES CENTERSTONE INVESTORS TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

	w	Social Security number and wire transfer instructions

What?	w	account transactions and transaction history

	w	investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CENTERSTONE INVESTORS TRUST chooses to share; and whether you can limit this sharing.

Does Centerstone
Reasons we can share your	Investors Trust	Can you limit
personal information	share information?	this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?     Call 402.493.4603

58	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

CENTERSTONE INVESTORS TRUST

PRIVACY NOTICE

What we do

How does Centerstone Investors Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Centerstone Investors Trust collect my personal information?	We collect your personal information, for example, when you

	w	open an account or deposit money

	w	direct us to buy securities or direct us to sell your securities

	w	seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Federal law gives you the right to limit only:

Why can’t I limit all sharing?	w	sharing for affiliates’ everyday business purposes – information about your creditworthiness.

	w	affiliates from using your information to market to you.

	w	sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	w	CENTERSTONE INVESTORS TRUST has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	w	CENTERSTONE INVESTORS TRUST does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	w	CENTERSTONE INVESTORS TRUST does not jointly market.

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TRUSTEES & OFFICERS

Independent Trustees

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul Coghlan 1945	Independent Trustee since Mar. 2016.	CFO, Linear Technology Corp. (Dec. 1986–Jun. 2015).	2	None
Felix Rivera 1963	Independent Trustee since Mar. 2016.	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy) (Jan. 2011–present).	2	BlueArc Multi-Strategy Fund (2014–2017); Advisors Preferred Trust (since 2012).
Anita K. Krug 1969	Independent Trustee since Mar. 2016.	Dean (since 2019) Chicago Kent Law School; Interim Vice Chancellor for Academic Affairs (2018–2019) University of Washington Bothell; Interim Dean (2017–2018), Professor (2016–2019), Associate Professor (2014–2016); and Assistant Professor (2010–2014), University of Washington School of Law.	2	Altegris KKR Commitments Master Fund (since 2014); Two Roads Shared Trust (since 2012).

60	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

TRUSTEES & OFFICERS

Interested Trustees and Officers

Name, Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Abhay Deshpande** 1970	Trustee, President and Chief Executive Officer since Jan. 2016.	Founder & CIO of the Advisor (2015–present); Portfolio Manager, First Eagle Investment Management, LLC (2007–2014).	2	None
Philip Santopadre 1977	Treasurer, Secretary and Chief Financial Officer since Mar. 2016.	COO, CFO and CCO of the Advisor (Mar. 2016–present); Treasurer, First Eagle Funds and First Eagle Variable Funds (Sept. 2005–Mar. 2016); Vice President, First Eagle Investment Management, LLC (Jul. 2006–Mar. 2016).	N/A	N/A
Brian Curley 1976	Assistant Treasurer since Mar. 2016.	Vice President, Gemini Fund Services, LLC.	N/A	N/A
Jennifer Farrell 1969	Assistant Secretary since Mar. 2016.	Manager, Legal Administration, Gemini Fund Services, LLC.	N/A	N/A
James Ash 1976	Chief Compliance Officer since Oct. 2019***.	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and Officer listed above will continue indefinitely.

**	Abhay Deshpande is an “interested person” of the Trust as that term is defined under the 1940 Act because of his affiliation with Centerstone Investors LLC, the Funds’ Advisor.

***	Effective October 1, 2019, Mr. Ash was appointed as the Chief Compliance Officer of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 877.314.9006.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	61

CENTERSTONE INVESTORS

Investment Advisor
Centerstone Investors, LLC
135 Fifth Avenue
Suite 3
New York, NY 10010

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

Legal Counsel
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent, Fund Accountant and Fund Administrator
Gemini Fund Services, LLC
4221 North 203rd Street
Suite 100
Elkhorn, NE 68022

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street
Suite 100
Elkhorn, NE 68022

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Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020	63

64	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2020

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CENTERSTONE
INVESTORS

Centerstone Investors • 135 Fifth Avenue, Suite 3 • New York, New York 10010
212.503.5790 • centerstoneinv.com •

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders. None at this time.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centerstone Investors Trust

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 12/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Abhay Deshpande

Abhay Deshpande, Principal Executive Officer/President

Date 12/8/20

By (Signature and Title)

/s/ Philip Santopadre

Philip Santopadre, Treasurer/Principal Financial Officer

Date 12/8/20